Material Accounting Policy Information (Tables)	9 Months Ended
Sep. 30, 2025
Material Accounting Policy Information [Abstract]
Schedule of Impact on the Balance Sheet	The impact on the balance sheet as at September 30, 2025 was as follows:
(in millions of dollars)
Intangible assets	$(25.7)
Accumulated earnings	$25.7

Schedule of Impact on the Statement of Income (loss)

The impact on the statement of income (loss) for the three and nine months ended September 30, 2025, was as follows:

(in millions of dollars)	Three months ended September 30, 2025	Nine months ended September 30, 2025
Amortization	$(8.5)	$(25.7)